Related Party Information (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions	These transactions primarily affected revenues, finance, interest and other income, cost of goods sold, trade receivables and payables and are presented as follows:

	2019	2018	2017
	(in millions)
Net sales	$911	$1,068	$1,028
Cost of goods sold	$514	$522	$446

	December 31, 2019	December 31, 2018
	(in millions)
Trade receivables	$4	$10
Trade payables	$83	$118

	December 31, 2019	December 31, 2018
	(in millions)
Trade receivables	$121	$107
Trade payables	$70	$103

These transactions with FCA are reflected in the Company’s consolidated financial statements as follows:

	2019	2018	2017
	(in millions)
Net sales	$719	$748	$699
Cost of goods sold	$319	$433	$555
Selling, general and administrative expenses	$147	$151	$155